Details of Cash, Cash Equivalents, and Restricted Cash (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and Cash Equivalents [Abstract]
Cash and deposits in bank	$ 70,787	$ 135,099
Time deposits	143,267	189,544
Repurchase agreements	18,125	35,439
Total cash and cash equivalents	232,179	360,082
Restricted cash	54,876	55,441
Total cash ,cash equivalents, and restricted cash	$ 287,055	$ 415,523	$ 369,211	$ 348,253